FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Apr. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Assets, Total				$ 71,432,177	$ 295,802,694
Liabilities:
Derivative Liability	$ 356,847	$ 356,847
Change in fair value of derivative liability - Backstop Subscription Agreement	(356,847)	(356,847)
Backstop Subscription Agreement
Liabilities:
Derivative Liability	356,847	356,847	$ 361,124
Change in fair value of derivative liability - Backstop Subscription Agreement		4,277
Recurring | Backstop Subscription Agreement
Liabilities:
Derivative Liability	356,847	356,847
U.S. Money Market Funds held in Trust Account | Recurring
Assets:
Assets, Total	48,885,820	48,885,820		71,432,177	295,802,694
Level 1
Assets:
Assets, Total				71,432,177	295,802,694
Level 1 | U.S. Money Market Funds held in Trust Account | Recurring
Assets:
Assets, Total	48,885,820	48,885,820		$ 71,432,177	$ 295,802,694
Level 3 | Recurring | Backstop Subscription Agreement
Liabilities:
Derivative Liability	$ 356,847	$ 356,847